Quarterly Holdings Report
for

Strategic Advisers® Fidelity® International Fund

Offered exclusively to certain managed account clients of Strategic Advisers LLC or its affiliates - not available for sale to the general public

May 31, 2021

SIL-QTLY-0721
1.912844.110

Schedule of Investments May 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 13.7%
	Shares	Value
COMMUNICATION SERVICES - 0.7%
Diversified Telecommunication Services - 0.3%
Cellnex Telecom SA (a)	474,617	$28,828,618
Deutsche Telekom AG	1,081,699	22,512,496
Elisa Corp. (A Shares)	147,531	8,748,862
HKT Trust/HKT Ltd. unit	4,127,000	5,636,743
		65,726,719
Entertainment - 0.1%
Sea Ltd. ADR (b)	28,100	7,116,044
Spotify Technology SA (b)	22,070	5,331,450
		12,447,494
Interactive Media & Services - 0.1%
Z Holdings Corp.	2,707,400	12,914,112
Media - 0.1%
Informa PLC (b)	658,886	5,086,716
Schibsted ASA (A Shares)	193,054	9,418,394
WPP PLC	491,456	6,788,773
		21,293,883
Wireless Telecommunication Services - 0.1%
SoftBank Group Corp.	256,300	19,523,087
Vodafone Group PLC	4,568,926	8,283,713
		27,806,800

TOTAL COMMUNICATION SERVICES		140,189,008

CONSUMER DISCRETIONARY - 1.9%
Auto Components - 0.1%
DENSO Corp.	168,600	11,508,244
Automobiles - 0.5%
Daimler AG (Germany)	364,703	34,084,649
Ferrari NV	38,854	8,201,566
Isuzu Motors Ltd.	1,637,600	22,153,279
Suzuki Motor Corp.	108,700	4,743,463
Toyota Motor Corp.	443,800	36,830,462
		106,013,419
Hotels, Restaurants & Leisure - 0.2%
Aristocrat Leisure Ltd.	413,457	13,358,142
Compass Group PLC (b)	444,357	10,129,340
Sands China Ltd. (b)	3,262,000	14,942,094
		38,429,576
Household Durables - 0.2%
Sony Group Corp.	315,100	31,332,476
Vistry Group PLC	504,806	9,492,239
		40,824,715
Internet & Direct Marketing Retail - 0.2%
Deliveroo Holdings PLC (a)(b)(c)	1,093,597	3,901,673
Delivery Hero AG (a)(b)	73,778	10,009,005
Ocado Group PLC (b)	166,306	4,458,289
Prosus NV	65,964	6,834,101
THG PLC	1,108,321	9,578,801
ZOZO, Inc.	271,800	9,304,575
		44,086,444
Leisure Products - 0.0%
Bandai Namco Holdings, Inc.	62,100	4,458,431
Multiline Retail - 0.1%
B&M European Value Retail SA	1,655,667	13,533,925
Ryohin Keikaku Co. Ltd.	150,900	2,911,250
		16,445,175
Specialty Retail - 0.2%
Fast Retailing Co. Ltd.	15,500	12,602,604
Industria de Diseno Textil SA	173,451	6,741,237
JD Sports Fashion PLC	352,570	4,729,306
WH Smith PLC (b)	205,760	5,048,754
		29,121,901
Textiles, Apparel & Luxury Goods - 0.4%
Hermes International SCA	9,674	13,495,721
LVMH Moet Hennessy Louis Vuitton SE	64,484	51,653,802
Moncler SpA	131,144	9,281,963
		74,431,486

TOTAL CONSUMER DISCRETIONARY		365,319,391

CONSUMER STAPLES - 1.3%
Beverages - 0.5%
Anheuser-Busch InBev SA NV	113,904	8,625,539
Asahi Group Holdings	291,800	14,105,477
Diageo PLC	554,789	26,753,852
Heineken NV (Bearer)	98,426	11,779,311
Pernod Ricard SA	98,290	21,718,585
Treasury Wine Estates Ltd.	890,526	8,059,586
		91,042,350
Food & Staples Retailing - 0.2%
Seven & i Holdings Co. Ltd.	398,300	17,529,140
Tesco PLC	2,920,596	9,244,457
Tsuruha Holdings, Inc.	88,000	10,712,068
Zur Rose Group AG (b)(c)	26,852	10,090,023
		47,575,688
Food Products - 0.3%
Nestle SA (Reg. S)	508,292	62,783,307
Household Products - 0.0%
Reckitt Benckiser Group PLC	110,188	9,938,794
Personal Products - 0.2%
Kao Corp.	172,000	10,559,678
L'Oreal SA	27,109	12,272,782
Shiseido Co. Ltd.	143,100	10,340,787
		33,173,247
Tobacco - 0.1%
Swedish Match Co. AB	2,041,860	18,933,090

TOTAL CONSUMER STAPLES		263,446,476

ENERGY - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Idemitsu Kosan Co. Ltd.	564,700	13,403,762
Neste Oyj	150,707	9,942,479
Royal Dutch Shell PLC:
Class A (United Kingdom)	1,762,649	33,636,768
rights (b)(d)	1,388,109	243,626
Total SA	643,949	30,034,277
		87,260,912
FINANCIALS - 2.4%
Banks - 1.4%
Bankinter SA	1,795,770	10,248,506
BNP Paribas SA (c)	330,921	22,782,298
Commonwealth Bank of Australia	374,030	28,995,443
Hang Seng Bank Ltd.	996,300	21,207,432
Intesa Sanpaolo SpA	6,272,522	18,415,946
KBC Groep NV	300,577	24,624,065
Lloyds Banking Group PLC	21,216,330	15,002,125
National Australia Bank Ltd.	1,144,746	23,906,510
NatWest Group PLC	2,676,119	7,861,476
Societe Generale Series A	463,698	14,847,176
Standard Chartered PLC (United Kingdom)	2,524,865	18,195,297
Sumitomo Mitsui Financial Group, Inc.	866,500	31,679,784
Swedbank AB (A Shares)	533,878	9,805,588
United Overseas Bank Ltd.	1,081,703	21,495,013
		269,066,659
Capital Markets - 0.1%
EQT AB	71,740	2,610,722
Nordnet AB	444,465	8,028,486
UBS Group AG	860,983	14,065,753
		24,704,961
Diversified Financial Services - 0.2%
Investor AB (B Shares)	580,498	13,348,277
M&G PLC	1,409,387	4,890,322
ORIX Corp.	1,425,700	25,324,721
		43,563,320
Insurance - 0.7%
AIA Group Ltd.	3,087,800	41,210,747
AXA SA	438,341	12,202,798
Hiscox Ltd. (b)	487,975	5,430,661
Legal & General Group PLC	4,314,818	17,408,752
NN Group NV	226,349	11,510,088
NN Group NV rights (b)(c)(d)	226,349	405,751
Prudential PLC	782,949	16,659,133
Talanx AG	281,239	11,907,464
Tokio Marine Holdings, Inc.	373,900	17,524,464
		134,259,858

TOTAL FINANCIALS		471,594,798

HEALTH CARE - 1.6%
Health Care Equipment & Supplies - 0.4%
GN Store Nord A/S	53,525	4,555,357
Hoya Corp.	174,900	23,097,596
Koninklijke Philips Electronics NV	147,081	8,311,015
Koninklijke Philips Electronics NV rights 6/4/21 (b)(d)	120,401	124,800
Olympus Corp.	539,200	11,487,200
Siemens Healthineers AG (a)	299,275	16,897,227
		64,473,195
Health Care Providers & Services - 0.0%
UDG Healthcare PLC (United Kingdom)	312,332	4,689,542
Life Sciences Tools & Services - 0.2%
Eurofins Scientific SA (b)	136,957	14,677,033
Lonza Group AG	22,008	14,227,271
Sartorius Stedim Biotech	22,159	9,614,354
		38,518,658
Pharmaceuticals - 1.0%
Astellas Pharma, Inc.	277,400	4,426,194
AstraZeneca PLC (United Kingdom)	380,848	43,406,631
Daiichi Sankyo Kabushiki Kaisha	416,100	9,548,717
Merck KGaA	65,194	11,734,322
PolyPeptide Group AG (a)(b)	44,020	3,743,290
Roche Holding AG (participation certificate)	182,795	63,987,693
Sanofi SA	388,281	41,543,475
UCB SA	198,000	18,620,709
		197,011,031

TOTAL HEALTH CARE		304,692,426

INDUSTRIALS - 2.2%
Aerospace & Defense - 0.2%
Airbus Group NV (b)	162,287	21,322,275
BAE Systems PLC	1,915,111	14,263,579
		35,585,854
Air Freight & Logistics - 0.2%
Deutsche Post AG	469,297	31,877,554
DSV Panalpina A/S	24,125	5,888,633
Yamato Holdings Co. Ltd.	277,400	7,579,289
		45,345,476
Building Products - 0.2%
ASSA ABLOY AB (B Shares)	243,560	7,498,278
Compagnie de St. Gobain (c)	169,145	11,354,179
Kingspan Group PLC (Ireland)	56,024	5,335,672
Nibe Industrier AB (B Shares)	780,912	8,221,809
		32,409,938
Commercial Services & Supplies - 0.1%
Park24 Co. Ltd. (b)	346,200	7,268,514
Rentokil Initial PLC	907,347	6,100,940
Securitas AB (B Shares)	419,071	6,868,320
		20,237,774
Construction & Engineering - 0.1%
Ferrovial SA	319,372	9,335,313
Ferrovial SA rights (b)	251,562	61,277
VINCI SA	136,945	15,566,937
		24,963,527
Electrical Equipment - 0.0%
Mitsubishi Electric Corp.	289,000	4,505,629
Vestas Wind Systems A/S	139,480	5,461,911
		9,967,540
Industrial Conglomerates - 0.2%
Siemens AG	182,539	29,961,535
Machinery - 0.4%
Alfa Laval AB	126,100	4,707,405
FANUC Corp.	77,700	18,627,835
Minebea Mitsumi, Inc.	194,200	5,304,163
Misumi Group, Inc.	572,500	18,582,078
Sandvik AB	232,800	6,198,356
SMC Corp.	14,400	8,696,244
Techtronic Industries Co. Ltd.	693,500	13,073,104
Volvo AB (B Shares)	303,805	8,017,541
		83,206,726
Marine - 0.1%
A.P. Moller - Maersk A/S Series B	4,465	12,314,909
Professional Services - 0.3%
Experian PLC	356,663	13,665,153
Persol Holdings Co. Ltd.	419,400	8,202,041
Recruit Holdings Co. Ltd.	446,000	22,860,194
SR Teleperformance SA	29,991	11,502,059
		56,229,447
Trading Companies & Distributors - 0.3%
Ashtead Group PLC	62,860	4,592,416
Brenntag AG	83,261	7,826,135
Ferguson PLC	92,128	12,530,452
Itochu Corp.	690,100	20,810,694
Rexel SA	823,430	16,758,958
		62,518,655
Transportation Infrastructure - 0.1%
Aena SME SA (a)(b)	95,591	16,669,288
Auckland International Airport Ltd. (b)	1,787,859	9,454,413
		26,123,701

TOTAL INDUSTRIALS		438,865,082

INFORMATION TECHNOLOGY - 1.3%
Communications Equipment - 0.0%
Ericsson (B Shares)	832,458	11,165,403
Electronic Equipment & Components - 0.3%
Hitachi Ltd.	559,200	29,463,783
Keyence Corp.	25,500	12,671,644
Murata Manufacturing Co. Ltd.	140,900	10,672,806
		52,808,233
IT Services - 0.4%
Adyen BV (a)(b)	4,259	9,857,300
Afterpay Ltd. (b)	120,090	8,695,793
Amadeus IT Holding SA Class A (b)	90,878	6,857,322
Capgemini SA	95,483	17,878,862
Edenred SA	83,723	4,615,761
Edenred SA rights (b)(c)(d)	63,313	57,905
Fujitsu Ltd.	88,800	14,485,277
TIS, Inc.	479,300	12,336,515
Worldline SA (a)(b)	104,266	10,035,726
		84,820,461
Semiconductors & Semiconductor Equipment - 0.4%
ASM Pacific Technology Ltd.	539,200	7,114,391
ASML Holding NV (Netherlands)	64,290	43,433,704
Infineon Technologies AG	212,225	8,581,740
Lasertec Corp.	22,200	3,933,282
Renesas Electronics Corp. (b)	491,500	5,275,900
Tokyo Electron Ltd.	36,600	16,058,210
		84,397,227
Software - 0.1%
NICE Systems Ltd. (b)	46,862	10,506,088
Temenos Group AG	28,338	4,391,681
		14,897,769
Technology Hardware, Storage & Peripherals - 0.1%
Fujifilm Holdings Corp.	172,000	11,842,224

TOTAL INFORMATION TECHNOLOGY		259,931,317

MATERIALS - 1.2%
Chemicals - 0.2%
Corbion NV	130,332	7,523,905
NOF Corp.	49,500	2,622,934
Shin-Etsu Chemical Co. Ltd.	109,800	19,021,102
Sika AG	53,406	17,224,103
		46,392,044
Construction Materials - 0.2%
CRH PLC	312,130	16,329,687
HeidelbergCement AG	172,335	15,769,950
		32,099,637
Metals & Mining - 0.6%
Anglo American PLC (United Kingdom)	537,833	23,876,166
ArcelorMittal SA (Netherlands)	358,926	11,596,658
Fortescue Metals Group Ltd.	1,062,406	18,116,474
Iluka Resources Ltd.	2,194,378	13,042,591
Lynas Rare Earths Ltd. (b)	3,098,131	13,231,454
Rio Tinto PLC	351,998	30,271,208
		110,134,551
Paper & Forest Products - 0.2%
Mondi PLC	363,783	9,842,547
Stora Enso Oyj (R Shares)	783,900	13,970,871
UPM-Kymmene Corp.	378,553	14,462,757
		38,276,175

TOTAL MATERIALS		226,902,407

REAL ESTATE - 0.3%
Equity Real Estate Investment Trusts (REITs) - 0.1%
Big Yellow Group PLC	370,825	6,883,432
Link (REIT)	717,322	6,918,212
National Storage (REIT) unit	3,225,922	5,172,676
		18,974,320
Real Estate Management & Development - 0.2%
Grainger Trust PLC	1,273,199	5,156,779
LEG Immobilien AG (c)	62,338	9,175,382
LEG Immobilien AG rights (b)(d)	62,338	287,348
Sino Land Ltd.	9,542,846	15,222,517
		29,842,026

TOTAL REAL ESTATE		48,816,346

UTILITIES - 0.4%
Electric Utilities - 0.3%
Enel SpA	2,151,678	21,338,855
Energias de Portugal SA	1,468,753	8,557,737
Iberdrola SA	1,942,935	26,781,417
ORSTED A/S (a)	41,008	6,278,093
		62,956,102
Multi-Utilities - 0.1%
RWE AG	429,308	16,328,578

TOTAL UTILITIES		79,284,680

TOTAL COMMON STOCKS
(Cost $2,280,109,427)		2,686,302,843

Nonconvertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Volkswagen AG
(Cost $10,518,407)	59,552	16,423,168

Equity Funds - 78.7%
Foreign Large Blend Funds - 8.7%
Fidelity Pacific Basin Fund (e)	4,884,671	224,157,544
Fidelity SAI International Index Fund (e)	19,448,510	281,030,966
Fidelity SAI International Low Volatility Index Fund (e)	103,763,419	1,196,392,220

TOTAL FOREIGN LARGE BLEND FUNDS		1,701,580,730

Foreign Large Growth Funds - 41.3%
Fidelity Diversified International Fund (e)	38,662,478	1,972,946,252
Fidelity International Capital Appreciation Fund (e)	56,640,974	1,659,014,125
Fidelity International Discovery Fund (e)	38,500,972	2,260,007,033
Fidelity Overseas Fund (e)	33,704,812	2,207,665,214

TOTAL FOREIGN LARGE GROWTH FUNDS		8,099,632,624

Foreign Large Value Funds - 21.8%
Fidelity International Value Fund (e)	25,377,058	244,381,068
Fidelity SAI International Value Index Fund (e)	390,080,894	4,041,238,071

TOTAL FOREIGN LARGE VALUE FUNDS		4,285,619,139

Foreign Small Mid Blend Funds - 2.2%
iShares MSCI EAFE Small-Cap ETF	5,753,229	437,993,324
Foreign Small Mid Growth Funds - 0.6%
Fidelity International Small Cap Opportunities Fund (e)	4,143,334	109,508,309
Sector Funds - 0.6%
Fidelity Advisor International Real Estate Fund Class I (e)	7,943,766	115,184,601
Other - 3.5%
Fidelity Advisor Japan Fund Class I (e)	21,854,346	438,179,642
Fidelity Japan Smaller Companies Fund (e)	2,649,961	46,930,805
iShares MSCI Japan ETF (c)	917,956	62,953,422
JPMorgan BetaBuilders Japan ETF (c)	2,452,857	139,910,963

TOTAL OTHER		687,974,832

TOTAL EQUITY FUNDS
(Cost $11,722,551,573)		15,437,493,559

Other - 0.0%
Commodity Funds - Broad Basket - 0.0%
Fidelity SAI Inflation-Focused Fund (e)
(Cost $6,768,588)	858,825	10,795,429

U.S. Treasury Obligations - 0.5%
U.S. Treasury Bills, yield at date of purchase 0.01% to 0.04% 6/10/21 to 8/19/21 (f)
(Cost $90,098,618)	90,100,000	90,098,764

Money Market Funds - 7.2%
Fidelity Securities Lending Cash Central Fund 0.03% (g)(h)	73,825,089	73,832,472
State Street Institutional U.S. Government Money Market Fund Premier Class 0.04% (i)	1,330,578,364	1,330,578,364
TOTAL MONEY MARKET FUNDS
(Cost $1,404,410,836)		1,404,410,836
TOTAL INVESTMENT IN SECURITIES - 100.2%
(Cost $15,514,457,449)		19,645,524,599
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(37,639,708)
NET ASSETS - 100%		$19,607,884,891

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME Nikkei 225 Index Contracts (United States)	250	June 2021	$36,275,000	$(13,515)	$(13,515)
ICE E-mini MSCI EAFE Index Contracts (United States)	11,092	June 2021	1,297,043,020	43,561,720	43,561,720
TOTAL FUTURES CONTRACTS					$43,548,205

The notional amount of futures purchased as a percentage of Net Assets is 6.8%

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $106,220,220 or 0.5% of net assets.

 (b) Non-income producing

 (c) Security or a portion of the security is on loan at period end.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Affiliated Fund

 (f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $80,543,932.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

 (i) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Securities Lending Cash Central Fund	$158,958
Total	$158,958

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor International Real Estate Fund Class I	$106,764,209	$--	$--	$--	$--	$8,420,392	$115,184,601
Fidelity Advisor Japan Fund Class I	435,775,664	--	--	--	--	2,403,978	438,179,642
Fidelity Advisor Overseas Fund Class I	91,215,843	--	98,196,961	--	50,899,070	(43,917,952)	--
Fidelity Diversified International Fund	1,828,735,209	--	--	--	--	144,211,043	1,972,946,252
Fidelity International Capital Appreciation Fund	1,570,087,796	--	--	--	--	88,926,329	1,659,014,125
Fidelity International Discovery Fund	2,016,080,656	73,000,000	--	--	--	170,926,377	2,260,007,033
Fidelity International Small Cap Opportunities Fund	98,652,775	--	--	--	--	10,855,534	109,508,309
Fidelity International Value Fund	222,303,028	--	--	--	--	22,078,040	244,381,068
Fidelity Japan Smaller Companies Fund	45,605,825	--	--	--	--	1,324,980	46,930,805
Fidelity Overseas Fund	1,834,480,517	169,196,961	--	--	--	203,987,736	2,207,665,214
Fidelity Pacific Basin Fund	220,347,501	--	--	--	--	3,810,043	224,157,544
Fidelity SAI Inflation-Focused Fund	9,687,545	--	--	--	--	1,107,884	10,795,429
Fidelity SAI International Index Fund	256,720,329	--	--	--	--	24,310,637	281,030,966
Fidelity SAI International Low Volatility Index Fund	1,065,869,771	40,000,001	--	--	--	90,522,448	1,196,392,220
Fidelity SAI International Value Index Fund	3,180,979,210	510,000,010	--	--	--	350,258,851	4,041,238,071
Total	$12,983,305,878	$792,196,972	$98,196,961	$--	$50,899,070	$1,079,226,320	$14,807,431,279

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

If an unaffiliated open-end mutual fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Any open loans at period end are presented under the caption "Interfund Loans" in the Fund's Schedule of Investments with accrued interest.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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